BANK BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2013
Bank Borrowings

	As of December 31,	As of September 30,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
		(unaudited)
Total bank borrowings	3,914,682	3,787,045	618,799

Comprised of:
Short-term	1,162,372	1,057,333	172,767
Long-term, current portion	467,204	209,032	34,156

	1,629,576	1,266,365	206,923
Long-term, non-current portion	2,285,106	2,520,680	411,876

	3,914,682	3,787,045	618,799

Maturities of Long-Term Bank Borrowings

As of September 30, 2013, the maturities of these long-term bank borrowings were as follows:

	As of September 30,
	2013	2013
	(RMB’000)	(US$’000)
	(unaudited)
Within 1 year	209,032	34,156
Between 1 and 2 years	1,573,888	257,171
Between 2 and 3 years	946,792	154,705

Secured/Guaranteed Bank Borrowings

Bank borrowings as of December 31, 2012 and September 30, 2012 were secured/guaranteed by the following:

December 31, 2012

Amount	Secured/guaranteed by

(RMB’000)
1,131,390	Guaranteed by Hanwha Chemical Corporation (“Hanwha Chemical”)
1,003,782	Guaranteed by the Company and other subsidiaries of the Group
634,773	Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group’s premises and land use rights with net book value of RMB53,127,000 and RMB22,660,000, respectively
628,550	Guaranteed by the Group’s plant and machinery with net book value of RMB364,783,000
404,305	Jointly guaranteed by (i) the Company, and (ii) the Group’s premises and land use rights with net book value of RMB56,259,000 and RMB33,416,000, respectively
111,882	Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch, which was valued as US$20,000,000

3,914,682

September 30, 2013

Amount	Secured/guaranteed by

(RMB’000)
(Unaudited)
1,721,440	Guaranteed by Hanwha Chemical
614,386	Guaranteed by the Company and other subsidiaries of the Group
594,143	Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group’s premises with net book value of RMB68,382,000 (US$11,173,529)
614,800	Guaranteed by the Group’s plant and machinery with net book value of RMB332,601,000 (US$54,346,569)
242,276	Jointly guaranteed by (i) the Company, and (ii) the Group’s premises and land use rights with net book value of RMB56,365,000 (US$9,209,967) and RMB32,904,000 (US$5,376,471), respectively

3,787,045